10. Derivative Liability	9 Months Ended
Sep. 30, 2013
Derivative Liability
10. Derivative Liability

From April through June 2013 the Company sold a total of 142,200 Series “A” Shares to a small group of accredited investors at $10.00 per share for a total of $1,422,000. Each Series “A” Share is convertible into 100 shares of Company Common Stock upon the satisfaction of certain terms and conditions.  See Note 8 – Stockholders’ Equity.

In accounting for the Series “A” Shares described above, the Company considered the guidance contained in ASC 815 Derivatives and Hedging and ASC 480 Distinguishing Liabilities from Equity. In accordance with the guidance provided in ASC 480 and ASC 815, the Company determined that the conversion feature of the Series “A” Shares convert into more Common Stock shares than were currently authorized represented a deemed derivative. Accordingly, the Series “A” Shares are not considered to be “conventional” Preferred Stock and thus the embedded conversion feature must be bifurcated and accounted for as a derivative liability.

The Company calculated the fair value of the embedded conversion feature on the date of each purchase using the Black-Scholes valuation model with the following assumptions: market prices of $0.394 and $0.502; exercise price of $0.10; discount rate of 1.41%; expected volatility of 211% and an expected life of one (1) year. The fair value of $2,027,998 was recorded as a deemed derivative liability, which reduced the value of Equity. The Company re-measured the fair value of the embedded conversion feature on June 30, 2013 using the Black-Scholes valuation model with the following assumptions: market price of $0.414; exercise price of $0.10; discount rate of 1.41%; expected volatility of 211% and an expected life of one (1) year. The change in fair value of $266,594 was recorded as a decrease to the embedded derivative liability, and the gain was recorded in earnings.

The Company re-measured the fair value of the embedded conversion feature on September 30, 2013 using the Black-Scholes valuation model with the following assumptions: market price of $0.19; exercise price of $0.10; discount rate of .10%; expected volatility of 133.9% and an expected life of one (1) year. The change in fair value of $857,437 was recorded as a decrease to the embedded derivative liability, and the gain was recorded in earnings.

In July 2013 the Company sold a total of 19,176 Series “A” Shares to a small group of accredited investors at $17.00 per share for a total of $325,992. Each Series “A” Share is convertible into 100 shares of Company Common Stock upon the satisfaction of certain terms and conditions.  See Note 8 – Stockholders’ Equity. The Company calculated the fair value of the embedded conversion feature on September 30, 2013 using the Black-Scholes valuation model with the following assumptions: market prices of $0.19; exercise price of $0.17; discount rate of .10%; expected volatility of 133.9% and an expected life of one (1) year. The fair value of $145,667 was recorded as a deemed derivative liability.

In August and September 2013 the Company sold a total of 130,000 Series “A” Shares to a small group of accredited investors at $5.00 per share for a total of $650,000. Each Series “A” Share is convertible into 100 shares of Company Common Stock upon the satisfaction of certain terms and conditions.  See Note 8 – Stockholders’ Equity. The Company calculated the fair value of the embedded conversion feature on September 30, 2013 using the Black-Scholes valuation model with the following assumptions: market prices of $0.19; exercise price of $0.05; discount rate of .10%; expected volatility of 133.9% and an expected life of one (1) year. The fair value of $1,859,970 was recorded as a deemed derivative liability.